Expense Example {- Fidelity Investment Grade Securitized ETF} - NF_08.31 Fidelity Fixed Income ETFs_Combo PRO-01 - Fidelity Investment Grade Securitized ETF - Fidelity Investment Grade Securitized ETF	Feb. 24, 2021 USD ($)
Expense Example:
1 year	$ 37
3 years	$ 116